LEASES - Lease Cost (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)
Cash paid for amounts included in the measurement of lease liabilities:
Right-of-use assets	¥ 33,909	¥ 80,752	$ 4,916
Operating lease liabilities	¥ 35,229	¥ 72,101	$ 5,108
Operating leases - Weighted average remaining lease term	2 years 1 month 9 days	2 years 5 months 19 days	2 years 1 month 9 days
Operating leases - Weighted average discount rate	3.30%	3.40%	3.30%
Operating lease cost	¥ 27,715	¥ 99,036
Short-term lease cost	192	4,220
Total	27,907	103,256
Operating cash flows for operating leases	17,743	81,695
Operating leases	¥ 12,289	¥ 103,217